March 4, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

On behalf of M3Sixty Funds Trust (the “Trust”) and its series, the F/m Investments Large Cap Focused Fund (the “Fund”) (formerly, the Cognios Large Cap Growth Fund), enclosed herewith for filing please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

The Trust is filing the preliminary proxy statement to solicit shareholder votes for the approval of a new investment advisory agreement for the Fund with a new investment adviser.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours

/s/ John H. Lively
John H. Lively

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112
Practus, LLP ● John.Lively@Practus.com ● Practus.com